TAXES ON INCOME (Reconciliation Of The Theoretical Income Tax Expense To The Actual Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Profit (loss) before income tax expense (benefit) as reported in the consolidated statements of comprehensive income	$ (2,567)	$ 1,244	$ (1,221)
Statutory tax rates	25.00%	26.50%	26.50%
Theoretical tax expense (benefit) calculated	$ (642)	$ 330	$ (324)
Other	(138)	36	182
Changed in liability for undistributed income of subsidiaries	37	38	29
Change in valuation allowance	(2,075)	(92)	1,724
Increase in capital loss for tax purposes	915
Change in effective on corporate tax rate	(17)
Changes in deferred tax of carryforward losses due to sale of investment in previously consolidated subsidiaries	492
Tax benefit arising from ''Beneficiating and Preferred enterprises''	250	(109)	40
Foreign tax rate differential in subsidiaries	20	15	(17)
Total	(516)	(112)	1,958
Income tax expense (benefit)	$ (1,158)	$ (218)	$ (1,634)